Investment Securities (Tables)	6 Months Ended
Sep. 30, 2019
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Summary of Investment Securities
The following table show
s
the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at September 30, 2019 and March 31, 2019.

	At September 30, 2019	At March 31, 2019

	(In millions )
Debt instruments at amortized cost:
Domestic:
Japanese government bonds	¥260,161	¥280,246

Total domestic	260,161	280,246

Foreign:
Bonds issued by other governments and official institutions (1)	29,272	36,827
Other debt instruments	2,269	1,841

Total foreign	31,541	38,668

Total debt instruments at amortized cost	¥291,702	¥318,914

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥7,797,320	¥5,027,695
Japanese municipal bonds	158,316	99,164
Japanese corporate bonds	523,658	328,978
Other debt instruments	129	26

Total domestic	8,479,423	5,455,863

Foreign:
U.S. Treasury and other U.S. government agency bonds	3,567,387	4,426,635
Bonds issued by other governments and official institutions (1)	2,629,598	2,121,407
Mortgage-backed securities	2,055,866	1,043,987
Other debt instruments	178,413	285,329

Total foreign	8,431,264	7,877,358

Total debt instruments at fair value through other comprehensive income	¥16,910,687	¥13,333,221

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥3,545,024	¥3,729,120
Foreign equity instruments	471,795	443,772

Total equity instruments at fair value through other comprehensive income	¥4,016,819	¥4,172,892

Total investment securities	¥21,219,208	¥17,825,027

(1)	Excludes U.S. Treasury and other U.S. government agency bonds.